Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Revenue	$ 18,757	$ 13,682	$ 9,690
Revenues from contracts with customers	117	2,021	101
Domestic market [member]
Disclosure of revenue [line items]
Revenue	16,100	11,776	8,332
International market [member]
Disclosure of revenue [line items]
Revenue	$ 2,337	$ 1,608	$ 1,224